CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Accounts receivable allowance	$ 43	$ 43	$ 43
Common stock par value per share	$ 0.0001	$ 0.0001
Common shares authorized (in shares)	500,000,000	500,000,000
Common stock issued (in shares)	125,613,424	135,566,227
Common stock outstanding (in shares)	125,613,424	135,566,227
Treasury Stock, Shares	9,952,803	0